STOCK OPTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	194,667	0
Number of shares, Granted	0	194,667
Number of shares, Exercised	0	0
Number of shares, Expired, forfeited or cancelled	0	0
Number of shares, Outstanding ending balance	194,667	194,667
Number of shares, Exerciseable	73,000	48,667
Weighted Average Exercise Price, Outstanding beginning balance	$ 3.75	$ 0
Weighted Average Exercise Price, Granted	0	3.75
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Expired, forfeited or cancelled	0	0
Weighted Average Exercise Price, Outstanding ending balance	3.75	3.75
Weighted Average Exercise Price, Exerciseable	3.75	3.75
Weighted Average Grant Date Fair Value, Outatanding beginning balance	6.22	0
Weighted Average Grant Date Fair Value, Granted	0	6.22
Weighted Average Grant Date Fair Value, Exercised	0	0
Weighted Average Grant Date Fair Value, Expired, forfeited or cancelled	0
Weighted Average Grant Date Fair Value, Outstanding ending balance	6.22	6.22
Weighted Average Grant Date Fair Value, Exercisable	$ 6.22	$ 6.22
Weighted Average Remaining Contractual Term (Years)	4 years 2 months 12 days	4 years 4 months 24 days
Weighted Average Outstanding Aggregate Intrinsic Value	$ 48,667	$ 48,667
Weighted Average Exerciseable Contractual Term (Years)	4 years 2 months 12 days	4 years 4 months 24 days
Weighted Average Exercisable Aggregate Intrinsic Value	$ 18,250	$ 12,167